Supplement dated July 22, 2011 to the Prospectus and SAI listed below, as supplemented

	Prospectus Material	SAI Material	Prospectus/SAI Effective
Fund	Number	Number	Date

Variable Portfolio-NFJ Dividend Value Fund	S-6546-99 C	S-6546-20 C	April 29, 2011

For the Prospectus

The information in the Summary of Variable Portfolio-NFJ Dividend Value Fund under the caption “Fund Management” is hereby revised and replaced as follows:

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: NFJ Investment Group LLC

Portfolio Manager	Title	Managed Fund Since

Benno J. Fisher, CFA	Managing Director	May 2010

Paul Magnuson	Managing Director	May 2010

R. Burns McKinney, CFA	Portfolio Manager	May 2010

Thomas W. Oliver, CFA, CPA	Portfolio Manager	May 2010

L. Baxter Hines	Vice President, Portfolio Manager/Analyst	January 2011

Jeff N. Reed, CFA	Vice President, Portfolio Manager/Analyst	January 2011

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the “More Information About the Funds” section of the under the caption “Portfolio Management” for Variable Portfolio-NFJ Dividend Value Fund is hereby revised and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Benno J. Fischer, CFA, Managing Director

•	Managing Director and founding partner of NFJ
•	Managed the Fund since May 2010
•	Founded NFJ in 1989
•	Has over 45 years of investment experience

Paul Magnuson, Managing Director

•	Portfolio Manager and Managing Director of NFJ
•	Managed the Fund since May 2010
•	Joined NFJ in 1992
•	Has over 25 years of investment experience

R. Burns McKinney, CFA, Portfolio Manager

•	Portfolio Manager and Senior Vice President of NFJ
•	Managed the Fund since May 2010
•	Joined NFJ in 2006
•	Prior to joining NFJ, was an equity analyst at Evergreen Investments since 2001
•	Has over 14 years of investment experience

Thomas W. Oliver, CFA, CPA, Portfolio Manager

•	Portfolio Manager and Senior Vice President of NFJ
•	Managed the Fund since May 2010
•	Joined NFJ in 2005
•	Prior to joining NFJ, was a manager of corporate reporting at Perot Systems since 1998
•	Has over 15 years of investment experience

L. Baxter Hines, Vice President, Portfolio Manager/Analyst

•	Portfolio Manager/Analyst and Vice President of NFJ
•	Managed the Fund since January 2011
•	Joined NFJ in 2008
•	Has over 5 years of experience in equity research and investment consulting.

Jeff N. Reed, CFA Vice President, Portfolio Manager/Analyst

•	Portfolio Manager/Analyst and Vice President of NFJ
•	Managed the Fund since January 2011
•	Joined NFJ 2007
•	Has over 6 years of experience in investment and financial analysis.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

For the SAI

The information under “Table 12-Portfolio Managers” regarding Variable Portfolio-NFJ Dividend Value Fund is hereby revised to remove information relating to Jonathon B. Miller.

S-6546-8 A (7/11)